Changes in Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2015
Changes in Stockholders' Equity [Abstract]
Schedule of Stockholders Equity [Table Text Block]

	Nine Months Ended September 30, 2015
	Common Stock		Additional Paid-in Capital	Retained Earnings/ (Accumulated Deficit)	Accumulated Other Comprehensive Income	Total Stockholders' Equity
	Number of Shares	Amount
Balance at December 31, 2014	51,326,696	$509	$751,061	$(475,165)	$2,398	$278,803
2015 Activity:
Net loss	—	—	—	(192,924)	—	(192,924)
Foreign currency translation	—	—	—	—	(7,293)	(7,293)
Issuances of common stock	133,544	1	3,089	—	—	3,090
Grant of non-vested shares of common stock	5,092	—	—	—	—	—
Forfeitures of non-vested shares of common stock	(5,695)	—	—	—	—	—
Vesting of stock-settled phantom stock and restricted stock units	12,170	2	(2)	—	—	—
Stock-based compensation	—	—	7,720	—	—	7,720
Issuance of stock warrants, net of equity issuance costs	—	—	24,575	—	—	24,575
Balance at September 30, 2015	51,471,807	$512	$786,443	$(668,089)	$(4,895)	$113,971